Expense Example, No Redemption - Class C	Prospectus #1 Macquarie Small Cap Core Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Macquarie Small Cap Core Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Macquarie Small Cap Core Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Macquarie Small Cap Core Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Macquarie Small Cap Value Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Macquarie Small Cap Value Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Macquarie Small Cap Value Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Macquarie Small Cap Value Fund Expense Example, No Redemption, 10 Years	Prospectus #3 Macquarie Wealth Builder Fund Expense Example, No Redemption, 1 Year	Prospectus #3 Macquarie Wealth Builder Fund Expense Example, No Redemption, 3 Years	Prospectus #3 Macquarie Wealth Builder Fund Expense Example, No Redemption, 5 Years	Prospectus #3 Macquarie Wealth Builder Fund Expense Example, No Redemption, 10 Years
USD ($)	184	569	980	2,127	188	582	1,001	2,169	184	576	993	2,156